SHARE-BASED COMPENSATION (Stock options and restricted share units Narrative) (Details) $ / shares in Units, $ in Thousands, shares in Millions		12 Months Ended
	Dec. 01, 2025 $ / shares	Dec. 28, 2025 USD ($) shares shares	Dec. 29, 2024 USD ($) shares shares $ / shares Rate	Dec. 28, 2025 shares $ / shares	Dec. 31, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares issuable pursuant to the exercise of stock options and vesting of Treasury RSUs for the plan (in shares)				13,797,851
Number of shares remained authorized for future issuance under the plan (in shares)				347,961
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares				$ 77.42
Compensation expense included in selling, general and administrative expenses and cost of sales | $		$ 67,760	$ 64,524
Treasury RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate | Rate			3.76%
Expected volatility | Rate			31.81%
Compensation expense included in selling, general and administrative expenses and cost of sales | $		$ 6,200	$ 900
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		0.0	0.0
Number of other equity instruments outstanding (in shares)			1,573,000	1,792,000	61,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)		37,000
Exercise price (in dollars per share) | $ / shares			$ 48.82
Treasury RSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		4 years
Treasury RSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		5 years
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense included in selling, general and administrative expenses and cost of sales | $		$ 0	$ 0
Non-Treasury RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense included in selling, general and administrative expenses and cost of sales | $		$ 41,500	$ 63,400
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		754,083	0
Number of other equity instruments outstanding (in shares)			2,018,000	2,864,000	1,516,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)		49,000	42,000
Vesting period		3 years
Ratio of awards that can vest to the actual number of shares awarded		2
Non-Treasury RSUs | HanesBrands Inc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Multiplier	0.102
Exercise price of outstanding equity awards (in dollars per share) | $ / shares	$ 0.80
Weighted average share price (in dollars per share) | $ / shares	$ 57.13
CAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares granted (in shares)		0	0
USD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares granted (in shares)			28,000